Financial Risk Management - Summary of Details of Financial Assets and Liabilities in Foreign Currencies (Detail)
€ in Thousands, ₫ in Thousands, ฿ in Thousands, ৳ in Thousands, دج in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, zł in Thousands, Tsh in Thousands, SFr in Thousands, Rp in Thousands, P in Thousands, K in Thousands, FRw in Thousands, $ in Thousands, $ in Thousands, in Thousands, in Thousands, in Thousands, ₩ in Millions
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 XAF ( )	Dec. 31, 2019 PLN (zł)	Dec. 31, 2019 VND (₫)	Dec. 31, 2019 MMK (K)	Dec. 31, 2019 TZS (Tsh)	Dec. 31, 2019 BWP (P)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 BDT (৳)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 XDR ( )	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 DZD (دج)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 UZS ( )	Dec. 31, 2019 RWF (FRw)	Dec. 31, 2019 THB (฿)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 XAF ( )	Dec. 31, 2018 PLN (zł)	Dec. 31, 2018 VND (₫)	Dec. 31, 2018 MMK (K)	Dec. 31, 2018 TZS (Tsh)	Dec. 31, 2018 BWP (P)	Dec. 31, 2018 BDT (৳)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 XDR ( )	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 DZD (دج)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 UZS ( )	Dec. 31, 2018 RWF (FRw)	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 PLN (zł)	Dec. 31, 2017 VND (₫)	Dec. 31, 2017 MMK (K)	Dec. 31, 2017 TZS (Tsh)	Dec. 31, 2017 BWP (P)	Dec. 31, 2017 BDT (৳)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 XDR ( )	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 DZD (دج)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 UZS ( )	Dec. 31, 2017 RWF (FRw)	Dec. 31, 2017 IDR (Rp)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 11,000,665																					₩ 10,844,722
Financial liabilities	₩ 16,128,644																					₩ 15,170,209
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		SFr 0	97,411	zł 0	₫ 271,563	K 84	Tsh 6,919	P 911	$ 0	৳ 18,897	$ 209,163	255	¥ 24,930	£ 0	€ 1	دج 0	¥ 2,438,626	0	FRw 706	฿ 6,143	Rp 10,657,194		666	zł 26	₫ 467,272	K 84		P 897	৳ 39,494	$ 279,327	267	¥ 66,078		€ 2	دج 618	¥ 16,315	121,053	FRw 857	฿ 1,685	Rp 64,240,286		zł 338	₫ 311,649	K 84	Tsh 317,348	P 42	৳ 38,074	$ 236,476	306	¥ 28,267		€ 186	دج 47	¥ 46,555	136,787	FRw 3,346	Rp 14,886,393
Financial liabilities		SFr 0	0	zł 0	₫ 0	K 0	Tsh 0	P 0	$ 268	৳ 0	$ 2,551,289	729	¥ 80,000,000	£ 56	€ 6	دج 0	¥ 14,137	0	FRw 0	฿ 3,079	Rp 2,034,151					K 0	Tsh 2,876			$ 1,893,782	730	¥ 50,000,000	£ 256	€ 6		¥ 271			฿ 1,685	Rp 41,510,330	SFr 12							$ 1,908,831	738	¥ 21,801,443	£ 74	€ 3,625		¥ 10			Rp 710,162